Vessels, subsidiaries and other property, plant and equipment, Vessels Under Construction (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) VLCC	Dec. 31, 2024 USD ($)
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	4
Average price of four ships	$ 130,295
Payment of installments under newbuilding program	285,888
Capitalized borrowing cost	$ 9,614	$ 2,953
Average interest rate	6.20%	7.20%
Other directly attributable expenses	$ 3,196
Vessels Under Construction [Member]
Vessels under construction [Abstract]
Future expected payments	235,294
2026 [Member] | Vessels Under Construction [Member]
Vessels under construction [Abstract]
Future expected payments	$ 235,294
Hyundai Samho Heavy Industries Co., Ltd. [Member]
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	2
Hanwha Ocean Co., Ltd. [Member]
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	2